SCHEDULE OF COMPANY REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Sales to external customers, Total		$ 274,223	$ 301,954	$ 283,932
All other	[1]	246,891	273,417	254,724
Cost of sales, Total	[1]	(246,891)	(273,417)	(254,724)
Gross profit, Total		27,332	28,537	29,208
All other	[2]	35,093	27,295	26,933
Selling, general, and administrative expenses, Total	[2]	(35,093)	(27,295)	(26,933)
Operating income (loss), Total		(7,761)	1,242	2,275
Soft Wheat [Member]
Segment Reporting Information [Line Items]
Sales to external customers, Total		215,090	218,761	213,775
All other	[1]	(194,492)	(194,453)	(183,868)
Cost of sales, Total	[1]	194,492	194,453	183,868
Gross profit, Total		20,598	24,308	29,907
All other	[2]	(21,806)	(22,020)	(20,950)
Selling, general, and administrative expenses, Total	[2]	21,806	22,020	20,950
Operating income (loss), Total		(1,208)	2,288	8,957
Durum Wheat [Member]
Segment Reporting Information [Line Items]
Sales to external customers, Total		27,418	48,233	38,607
All other	[1]	(29,150)	(47,465)	(38,971)
Cost of sales, Total	[1]	29,150	47,465	38,971
Gross profit, Total		(1,732)	768	(364)
All other	[2]	(264)	(332)	(447)
Selling, general, and administrative expenses, Total	[2]	264	332	447
Operating income (loss), Total		(1,996)	436	(811)
Couscous and Pasta [Member]
Segment Reporting Information [Line Items]
Sales to external customers, Total		27,021	31,410	27,159
All other	[1]	(19,397)	(28,649)	(28,820)
Cost of sales, Total	[1]	19,397	28,649	28,820
Gross profit, Total		7,624	2,761	(1,661)
All other	[2]	(9,236)	(1,095)	(263)
Selling, general, and administrative expenses, Total	[2]	9,236	1,095	263
Operating income (loss), Total		(1,612)	1,666	(1,924)
All Other [Member]
Segment Reporting Information [Line Items]
Sales to external customers, Total		4,694	3,550	4,391
All other	[1]	(3,852)	(2,850)	(3,065)
Cost of sales, Total	[1]	3,852	2,850	3,065
Gross profit, Total		842	700	1,326
All other	[2]	(3,787)	(3,848)	(5,273)
Selling, general, and administrative expenses, Total	[2]	3,787	3,848	5,273
Operating income (loss), Total		$ (2,945)	$ (3,148)	$ (3,947)

[1]	Primarily includes purchases of inventory, packaging, and other sales costs.
[2]	Primarily includes payroll costs, transportation fees, professional fees, and other selling, general, and